Basis of presentation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Basis of presentation and accounting policies
Schedule of subsidiaries of company

Holdings companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2023	2022	2021
Abafor S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
ACI Airport Sudamérica S.A.U. (“ACI”)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
ACI Airports Italia S.A.U.	Spain	Euros	Holding company	100.00%	100.00%	100.00%
America International Airports LLC (1)	USA	U.S. dollars	Holding company	100.00%	100.00%	100.00%
Anabe ITG S.L. (9)	Spain	Euros	Holding company	100.00%	100.00%	—
Barnsley ITG S.L. (11)	Spain	Euros	Holding company	99.98%	—	—
Cargo & Logistics S.A. (1) (7)	Argentina	Argentine pesos	Holding company	82.89%	82.89%	82.10%
Cedicor S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Cerealsur S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Corporación Aeroportuaria S.A. (“CAER”)	Argentina	Argentine pesos	Holding company	99.98%	99.98%	99.98%
Corporacion Africa Airports Nigeria Limited (“CAAN”) (9)	Nigeria	Naira	Holding company	51.00%	—	—
Corporación América Italia S.p.A. (“CAI”)	Italy	Euros	Holding company	75.00%	75.00%	75.00%
Corporación América S.A. (7)	Argentina	Argentine pesos	Holding company	97.22%	97.22%	96.18%
Corporación América Sudamericana S.A. (7)	Panamá	U.S. dollars	Holding company	96.53%	96.53%	95.50%
DICASA Spain S.A.U. (1)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
Inframérica Participaçoes S.A. (1) (8)	Brazil	Brazilian real	Holding company	99.98%	99.98%	99.97%
Yokelet S.L.	Spain	Euros	Holding company	100.00%	100.00%	100.00%

Operating companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2023	2022	2021
Abuja Airport Concession Company (“AACC”) (10)	Nigeria	Naira	Airports Operation	51.00%	—	—
ACI do Brasil S.A. (“ACIB”) (12)	Brazil	Brazilian real	Airports Operation(12)	99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A. (7)	Argentina	Argentine pesos	Fueling company	94.79%	94.79%	93.78%
Aeropuerto de Bahía Blanca S.A. (“BBL”) (7)	Argentina	Argentine pesos	Airports Operation	82.64%	82.64%	81.75%
Aeropuertos Argentina 2000 S.A.(“AA2000”) (2) (7)	Argentina	Argentine pesos	Airports Operation	82.69%	82.69%	81.91%
Aeropuertos del Neuquén S.A. (“ANSA”) (7)	Argentina	Argentine pesos	Airports Operation	75.54%	75.54%	74.73%
Armenia International Airports C.J.S.C. (“AIA”)	Armenia	Dram	Airports Operation	100.00%	100.00%	100.00%
CAAirports International Services S.A.	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Consorcio Aeropuertos Internacionales S.A. (“CAISA”)	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A. (7)	Argentina	Argentine pesos	Fuel plants	77.77%	77.77%	76.95%
Inframérica Concessionária do Aeroporto de Brasilia S.A. (“ICAB”) (8)	Brazil	Brazilian real	Airports Operation	50.99%	50.99%	50.99%
Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”) (12)	Brazil	Brazilian real	Airports Operation	—	99.98%	99.98%
Kano Airport Concession Company Limited (“KACC) (10)	Nigeria	Naira	Airports Operation	51.00%	—	—
Paoletti América S.A. (3) (7)	Argentina	Argentine pesos	Service company	41.35%	41.35%	40.95%
Puerta del Sur S.A. (”PDS”)	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Servicios y Tecnología Aeroportuaria S.A. (7)	Argentina	Argentine pesos	Service company	82.79%	82.79%	82.01%
Sinatus S.A. (13)	Uruguay	Uruguayan pesos	Service company	100.00%	—	—
TCU S.A.	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. (“TAGSA”) (4)	Ecuador	U.S. dollars	Airports Operation	49.99%	49.99%	49.99%
Texelrío S.A. (7)	Argentina	Argentine pesos	Service company	57.88%	57.88%	57.34%
Toscana Aeroporti S.p.A. (“TA”) (5) (6)	Italy	Euros	Airports Operation	46.71%	46.71%	46.71%
Villalonga Furlong S.A. (7)	Argentina	Argentine pesos	Service company	82.90%	82.90%	82.12%

(1) These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.

(2) Includes a 9.35% direct interest of Cedicor S.A. in AA2000.

(3) The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(4) The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(5) The Group has control over this company based on having a majority stake in Corporación América Italia S.p.A. that has 62.28% of ownership of TA, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

Schedule of summary financial information of Group's subsidiaries represents amounts before intragroup elimination

	TA
	December 31,	December 31,	December 31,
	2023	2022	2021
Non-current assets	267,569	255,355
Current assets	68,197	89,097
Total assets	335,766	344,452
Non-current liabilities	78,834	99,928
Current liabilities	139,248	137,057
Total liabilities	218,082	236,985
Equity	117,684	107,467
Revenue	133,422	117,209	70,469
Gross income	41,783	22,633	(12,681)
Operating income / (loss)	28,418	10,306	(12,182)
Financial results	(7,350)	(4,119)	(3,061)
Share of income in associates	14	(258)	91
Income tax	(6,842)	(1,528)	8,704
Net income / (loss)	14,240	4,401	(6,448)
Other comprehensive income / (loss) for the year	4,142	(5,827)	(8,978)
Total comprehensive income / (loss) for the year	18,382	(1,426)	(15,426)
Dividends paid	(7,838)	(7,340)	—

Increase / (decrease) in cash
Provided by / (used in) operating activities	21,469	26,588	(13,249)
Used in investing activities	(1,388)	(3,161)	(4,909)
Used in financing activities	(52,221)	(21,843)	(8,522)

	TAGSA
	December 31,	December 31,	December 31,
	2023	2022	2021
Non-current assets	53,782	56,025
Current assets	59,737	53,752
Total assets	113,519	109,777
Non-current liabilities	7,329	13,536
Current liabilities	54,106	47,447
Total liabilities	61,435	60,983
Equity	52,084	48,794
Revenue	105,228	96,199	65,155
Gross profit	42,943	38,614	20,784
Operating income	25,319	22,561	9,150
Financial results	656	(316)	(1,413)
Income tax	(2,455)	(1,937)	(971)
Net income	23,520	20,308	6,766
Other comprehensive income / (loss) for the year	80	356	(205)
Total comprehensive income for the year	23,600	20,664	6,561
Dividends paid	(20,308)	(17,225)	(3,000)

Increase / (decrease) in cash
Provided by operating activities	35,891	36,709	21,877
Used in investing activities	(5,382)	(10,152)	(20,076)
Used in financing activities	(27,337)	(24,399)	(10,245)

	ICAB
	December 31,	December 31,	December 31,
	2023	2022	2021
Non-current assets	666,428	645,847
Current assets	86,371	86,134
Total assets	752,799	731,981
Non-current liabilities	906,312	841,901
Current liabilities	215,761	190,784
Total liabilities	1,122,073	1,032,685
Equity	(369,274)	(300,704)
Revenue	100,252	79,713	51,706
Gross profit	31,262	19,047	1,909
Operating income	37,816	21,328	11,702
Financial results	(102,953)	(114,550)	(124,815)
Income tax	3,250	(12,409)	(9,320)
Net loss	(61,887)	(105,631)	(122,433)
Other comprehensive (loss) / income for the year	(25,918)	(13,748)	14,898
Total comprehensive loss for the year	(87,805)	(119,379)	(107,535)

Increase / (decrease) in cash
Provided by / (used in) operating activities	6,876	32,188	(585)
Used in investing activities	(16)	(53)	(459)
(Used in) / provided by financing activities	(12,784)	17,003	457

	AA2000
	December 31,	December 31,	December 31,
	2023	2022	2021
Non-current assets	1,165,410	1,594,529
Current assets	181,405	211,057
Total assets	1,346,815	1,805,586
Non-current liabilities	672,981	796,193
Current liabilities	124,665	222,223
Total liabilities	797,646	1,018,416
Equity	549,169	787,170
Revenue	635,563	758,111	362,128
Gross profit	218,246	234,803	37,846
Operating income / (loss)	170,714	190,446	(6,949)
Financial results	(211,898)	35,866	61,322
Income tax	52,912	2,900	(54,396)
Net income / (loss)	11,728	229,212	(23)
Other comprehensive (loss) / income for the year	(250,002)	314,021	125,333
Total comprehensive (loss) / income for the year	(238,274)	543,233	125,310

Increase / (decrease) in cash
Provided by operating activities	192,164	146,789	62,937
(Used in) / provided by investing activities	(64,305)	8,338	11,516
(Used in) / provided by financing activities	(74,050)	(122,453)	31,455

Schedule of estimated useful life of property, plant and equipment

Buildings and improvements	25‑30	years
Plant and production equipment	3‑10	years
Vehicles, furniture and fixtures, and other equipment	4‑10	years